NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Interests in other entities [Abstract]
Disclosure of non-controlling interests [text block]	Non-Controlling Interests

a) Non-Controlling Interests Continuity
	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo- Gounkoto	Tongon	Reko Diq	Other	Total
NCI in subsidiary at December 31, 2025	38.5%	40%	16%	20%	10.3%	50%	Various
At January 1, 2024	$6,162	$1,143	$322	$760	$16	$338	($80)	$8,661
Share of income (loss)	884	101	53	(31)	—	(63)	—	944
Cash contributed	—	—	—	—	—	146	—	146
Disbursements	(667)	(84)	—	(34)	—	—	—	(785)
At December 31, 2024	$6,379	$1,160	$375	$695	$16	$421	($80)	$8,966
Share of income (loss)	1,851	272	95	(57)	10	(10)	—	2,161
Cash contributed	—	—	—	—	—	362	—	362
Loss of control (note 35)	—	—	—	(686)	—	—	—	(686)
Acquisitions (divestitures)[2]	—	—	—	404	(19)	—	—	385
Disbursements	(1,579)	(168)	(75)	—	(7)	—	—	(1,829)
At December 31, 2025	$6,651	$1,264	$395	$356	$—	$773	($80)	$9,359
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.
[2]Refer to note 4 for further details.
b) Summarized Financial Information on Subsidiaries with Material Non-Controlling Interests
Summarized Balance Sheets

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
	As at Dec. 31, 2025	As at Dec. 31, 2024	As at Dec. 31, 2025	As at Dec. 31, 2024	As at Dec. 31, 2025	As at Dec. 31, 2024	As at Dec. 31, 2025	As at Dec. 31, 2024	As at Dec. 31, 2025	As at Dec. 31, 2024	As at Dec. 31, 2025	As at Dec. 31, 2024
Current assets	$4,610	$3,812	$983	$776	$391	$332	$729	$974	$—	$136	$140	$94
Non-current assets	14,249	14,590	5,464	5,210	2,267	2,215	3,342	3,446	—	183	1,791	933
Total assets	$18,859	$18,402	$6,447	$5,986	$2,658	$2,547	$4,071	$4,420	$—	$319	$1,931	$1,027
Current liabilities	1,006	807	1,374	1,245	601	636	911	284	—	138	625	241
Non-current liabilities	1,090	1,082	1,604	1,543	464	438	691	537	—	46	12	2
Total liabilities	$2,096	$1,889	$2,978	$2,788	$1,065	$1,074	$1,602	$821	$—	$184	$637	$243
Summarized Statements of Income

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
For the years ended December 31	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Revenue	$9,498	$6,616	$2,300	$1,429	$1,683	$1,265	$505	$1,346	$406	$399	$—	$—
Income (loss) from continuing operations after tax	5,624	2,635	568	212	589	331	(209)	(174)	(44)	(4)	6	(126)
Other comprehensive income (loss)	23	(4)	—	—	1	(1)	—	—	—	—	—	—
Total comprehensive income (loss)	$5,647	$2,631	$568	$212	$590	$330	($209)	($174)	($44)	($4)	$6	($126)
Dividends paid to NCI[2]	$1,579	$667	$168	$84	$8	$—	$—	$34	$6	$—	$—	$—

Summarized Statements of Cash Flows

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon		Reko Diq
For the years ended December 31	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Net cash provided by (used in) operating activities	$5,450	$2,994	$925	$619	$613	$467	$463	$496	$129	($3)	($43)	($180)
Net cash provided by (used in) investing activities	(1,280)	(1,331)	(363)	(308)	(378)	(295)	48	(383)	(64)	(23)	(723)	(128)
Net cash provided by (used in) financing activities	(4,104)	(1,733)	(442)	(80)	(249)	(134)	(1)	(162)	(63)	(1)	815	380
Net increase (decrease) in cash and cash equivalents	$66	($70)	$120	$231	($14)	$38	$510	($49)	$2	($27)	$49	$72
[1]Tanzania mines consist of the two operating mines, North Mara and Bulyanhulu.
[2]Includes partner distributions.